Significant Accounting Policies - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent Rollforward
Stockholders' equity attributable to parent, beginning balance	$ 36,830
Stockholders' equity attributable to parent, ending balance	37,691	$ 36,830
AOCI related to pension and postretirement plans, pre-tax	34	284
AOCI related to pension and postretirement plans, after-tax	21	173
Net impact on cash flow hedges, pre-tax	24	9
Net impact on cash flow hedges, after-tax	15	5
Foreign currency translation adjustment, net of tax	129	127
Foreign Currency
AOCI Attributable to Parent Rollforward
Stockholders' equity attributable to parent, beginning balance	(127)	(165)
Other comprehensive income before reclassifications	(2)	38
Net other comprehensive income	(2)	38
Stockholders' equity attributable to parent, ending balance	(129)	(127)
Losses on Cash Flow Hedges
AOCI Attributable to Parent Rollforward
Stockholders' equity attributable to parent, beginning balance	(5)	(7)
Other comprehensive income before reclassifications	(11)
Amounts reclassified from accumulated other comprehensive income	1	2
Net other comprehensive income	(10)	2
Stockholders' equity attributable to parent, ending balance	(15)	(5)
Pension and Other Postretirement Benefits
AOCI Attributable to Parent Rollforward
Stockholders' equity attributable to parent, beginning balance	(173)	(186)
Amounts reclassified from accumulated other comprehensive income	152	13
Net other comprehensive income	152	13
Stockholders' equity attributable to parent, ending balance	(21)	(173)
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent Rollforward
Stockholders' equity attributable to parent, beginning balance	(305)	(358)
Other comprehensive income before reclassifications	(13)	38
Amounts reclassified from accumulated other comprehensive income	153	15
Net other comprehensive income	140	53
Stockholders' equity attributable to parent, ending balance	$ (165)	$ (305)